Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 2,208	$ 3,214
Restricted cash	605	888
Marketable securities - at fair value	1,032
Accounts receivable, net	4,132	3,256
Inventories	11,202	7,625
Other current assets	6,679	234
Total Current Assets	25,858	15,217
Property and equipment, net	1,868	631
Lease vehicles, net	173	444
Other assets	299	343
Total Assets	28,198	16,635
Current Liabilities:
Long-term debt, current	6,370	2,825
Floor plan notes payable	6,039	6,739
Accounts payable	6,283	2,134
Accrued transaction expenses	6,052
Accrued expenses	3,563	1,576
Accrued expenses - related party	5,082	3,102
Other current liabilities	256	434
Total Current Liabilities	33,645	16,810
Long-term debt, less current portion	2,999
Redeemable convertible preferred stock tranche obligation	2,832	3,755
Other liabilities	1,959	931
Total Liabilities	41,435	21,496
Commitments and Contingencies (Note 17)
Redeemable Convertible Preferred Stock:
Series A Preferred Stock $0.001 stated value; authorized 3,052,127 shares; issued and outstanding 2,034,751 shares; aggregate liquidation preference of approximately $37,114 and $34,300 as of December 31, 2020 and 2019, respectively	17,560	17,560
Stockholders' Equity (Deficit):
Common stock, $0.001 par value; authorized 7,600,000 shares, issued 3,869,118 shares, and outstanding 3,716,526 shares	4	4
Additional paid-in capital	4,721	6,560
Accumulated deficit	(34,037)	(27,485)
Accumulated other comprehensive income	15
Treasury stock, $0.001 par value; 152,592 shares	(1,500)	(1,500)
Total Stockholders' Equity (Deficit)	(30,797)	(22,421)
Total Liabilities, Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit)	28,198	16,635
Series A Preferred Stock
Current Liabilities:
Accrued expenses - related party	$ 331	$ 250